Tax Effects of Significant Temporary Differences (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Deductible temporary differences:
Allowance for loan losses	₨ 67,584.1	$ 924.0	₨ 37,561.2
Lease liabilities	17,723.8	242.3	16,514.0
Employee benefits	752.3	10.3	1,415.0
Accrued expenses and other liabilities	4,997.1	68.3	3,381.2
Others	1,904.4	26.1	1,769.4
Deferred tax asset	92,961.7	1,271.0	60,640.8
Taxable temporary differences:
Right-of-use assets	17,723.8	242.3	16,514.0
Investments available for sale debt securities	8,567.9	117.1	16,644.6
Loan origination cost and fees	3,456.0	47.3	3,373.3
Investments, others	2,874.2	39.3	1,510.2
Deferred tax liability	32,621.9	446.0	38,042.1
Net deferred tax asset (liability)	₨ 60,339.8	$ 825.0	₨ 22,598.7